ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Trade accounts	$ 2,247	$ 1,980
Allowance for doubtful accounts	(78)	(76)
Rebates	163	250
Other non-trade accounts	49	36
Derivative financial instruments	9	2
Other taxes	16	16
Accounts receivable	$ 2,406	$ 2,208